Capital Leases (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital lease installment	$ 3
Imputed interest rate (as a percent)	3.25%
Capital lease future payments
2018	$ 33
2019	33
2020	33
2021	33
Thereafter	107
Total payments	247
Less: amount representing imputed interest at 3.25%	(28)
Present value of payments	219
Less: current portion	(33)	$ (26)
Capital lease obligations, net of current portion	$ 186	213
Solaris LLC
Capital lease installment		$ 3
Imputed interest rate (as a percent)		3.25%
Capital lease future payments
2017		$ 33
2018		33
2019		33
2020		33
2021		33
Thereafter		107
Total payments		272
Less: amount representing imputed interest at 3.25%		(33)
Present value of payments		239
Less: current portion		(26)	$ (25)
Capital lease obligations, net of current portion		$ 213	$ 239